Goodwill and Other Intangible Assets [Text Block]	12 Months Ended
Mar. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets [Text Block]
6.	GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill

The table below presents the movement in the carrying amount of goodwill by business segment during the fiscal years ended March 31, 2015 and 2016:

Effective April 1, 2015, the Integrated Retail Banking Business Group, the Integrated Corporate Banking Business Group, the Integrated Trust Assets Business Group, the Integrated Global Business Group and the Integrated Global Markets Business Group were renamed the Retail Banking Business Group, the Corporate Banking Business Group, the Trust Assets Business Group, the Global Business Group and the Global Markets Business Group, respectively.

Effective April 1, 2015, the MUFG Group began to include Krungsri as part of the Global Business Group, as shown in the table below.

	Retail Banking Business Group	Corporate Banking Business Group	Trust Assets Business Group	Global Business Group				Global Markets Business Group	Total
				Other than MUAH /Krungsri	MUAH	Krungsri	Total
	(in millions)
Balance at March 31, 2014:
Goodwill	¥840,055	¥885,234	¥37,795	¥152,203	¥341,890	¥217,386	¥711,479	¥2,300	¥2,476,863
Accumulated impairment losses	(840,055)	(885,234)	(22,527)	(532)	—	—	(532)	—	(1,748,348)

	—	—	15,268	151,671	341,890	217,386	710,947	2,300	728,515
Impairment loss	—	—	(3,432)	—	—	—	—	—	(3,432)
Foreign currency translation adjustments and other	—	—	2,196	—	48,402	31,929	80,331	—	82,527

Balance at March 31, 2015:
Goodwill	840,055	885,234	39,991	152,203	390,292	249,315	791,810	2,300	2,559,390
Accumulated impairment losses	(840,055)	(885,234)	(25,959)	(532)	—	—	(532)	—	(1,751,780)

	—	—	14,032	151,671	390,292	249,315	791,278	2,300	807,610
Goodwill acquired during the fiscal year(2)	—	—	2,732	—	—	—	—	—	2,732
Impairment loss	—	—	(4,298)	(151,671)	—	(177,750)	(329,421)	—	(333,719)
Foreign currency translation adjustments and other	—	—	(23)	—	193	(22,418)	(22,225)	—	(22,248)

Balance at March 31, 2016:
Goodwill	840,055	885,234	42,700	152,203	390,485	226,897	769,585	2,300	2,539,874
Accumulated impairment losses	(840,055)	(885,234)	(30,257)	(152,203)	—	(177,750)	(329,953)	—	(2,085,499)

	¥—	¥—	¥12,443	¥—	¥390,485	¥49,147	¥439,632	¥2,300	¥454,375

Notes:

(1)	See Note 30 for the business segment information of the MUFG Group.
(2)	See Note 2 for the goodwill acquired in connection with acquisition.

U.S. GAAP requires to test goodwill for impairment at least annually, or more frequently if events or changes in circumstances indicate that goodwill may be impaired, using a two-step process that begins with an estimation of the fair value of a reporting unit, which is to be compared with the carrying amount of the reporting unit including goodwill, to identify potential impairment of goodwill. If the carrying amount of a reporting unit including goodwill exceeds its estimated fair value, the second step of the goodwill impairment test is performed to measure the amount of impairment loss recorded in the consolidated statements of income. This test requires comparison of the implied fair value of the reporting unit’s goodwill with the carrying amount of its goodwill.

For the fiscal years ended March 31, 2014, 2015 and 2016, the MUFG Group recognized ¥7,792 million, ¥3,432 million and ¥4,298 million, respectively, in impairment of goodwill relating to reporting units within the Trust Assets Business Group segment. The MUFG Group readjusted its future cash flow projection of the reporting units in this segment, considering the subsidiaries’ recent business performance. Due to the situation, the fair value of the reporting units, which were based on discounted future cash flows, fell below the carrying amounts of the reporting units. Accordingly, the second step of the goodwill impairment test was performed for the reporting units. As a result, the carrying amounts of reporting units’ goodwill exceeded the implied fair value of the reporting units’ goodwill, and the impairment losses were recognized on the related goodwill.

For the fiscal year ended March 31, 2016, the MUFG Group recognized ¥151,671 million in impairment of goodwill relating to reporting unit Other than MUAH/Krungsri within the Global Business Group segment. The Bank of Japan introduced Quantitative and Qualitative Monetary Easing with Negative Interest Rates in January, 2016, and the benchmark yield turned and stayed negative through to the end of the fiscal year. Share prices have fallen and the Japanese yen has appreciated since the start of the calendar year as a reflection of heightened risk aversion around the globe. It led MUFG’s stock price to decline from ¥743.7 at March 31, 2015 to ¥521.5 at March 31, 2016. Since the fair value of reporting unit Other than MUAH/Krungsri within the Global Business Group segment was estimated based on MUFG’s stock price, this decline led to decrease market capitalization and negatively affected the fair value of the reporting unit. Due to the situation, the fair value of the reporting unit fell below the carrying amount of the reporting unit. Accordingly, the second step of the goodwill impairment test was performed for this reporting unit. As a result, the carrying amount of reporting unit’s goodwill exceeded the implied fair value of the reporting unit’s goodwill, and the impairment loss was recognized on the related goodwill.

For the fiscal year ended March 31, 2016, the MUFG Group recognized ¥177,750 million in impairment of goodwill relating to Krungsri reporting unit within the Global Business Group segment. The economy in China continued to slow down due to the suppressed investment environment, while weak exports weighed on other Asian economies. It led the slowing economic growth in Thailand and Krungsri’s stock price to decline from Thai baht 44.75 at December 31, 2014 to Thai baht 29.75 at December 31, 2015. Since the fair value of Krungsri reporting unit within the Global Business Group segment was estimated based on Krungsri’s stock price, this decline led to decrease market capitalization and negatively affected the fair value of the reporting unit. Due to the situation, the fair value of the reporting unit fell below the carrying amount of the reporting unit. Accordingly, the second step of the goodwill impairment test was performed for this reporting unit. As a result, the carrying amount of reporting unit’s goodwill exceeded the implied fair value of the reporting unit’s goodwill, and the impairment loss was recognized on the related goodwill.

Other Intangible Assets

The table below presents the gross carrying amount, accumulated amortization and net carrying amount, in total and by major class of intangible assets at March 31, 2015 and 2016:

	2015			2016
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
	(in millions)
Intangible assets subject to amortization:
Software	¥2,032,617	¥1,372,238	¥660,379	¥2,204,185	¥1,517,237	¥686,948
Core deposit intangibles	712,878	519,587	193,291	137,337	76,872	60,465
Customer relationships	403,652	171,920	231,732	378,295	182,284	196,011
Trade names	77,175	20,693	56,482	78,079	23,915	54,164
Other	10,537	3,350	7,187	12,293	4,015	8,278

Total	¥3,236,859	¥2,087,788	1,149,071	¥2,810,189	¥1,804,323	1,005,866

Intangible assets not subject to amortization:
Indefinite-lived trade names			3,037			—
Other			8,056			9,284

Total			11,093			9,284

Total			¥1,160,164			¥1,015,150

Intangible assets subject to amortization acquired during the fiscal year ended March 31, 2015 amounted to ¥209,278 million, which primarily consisted of ¥207,062 million of software. The weighted average amortization period for these assets is 5 years. There is no significant residual value estimated for these assets. Intangible assets not subject to amortization acquired during the fiscal year ended March 31, 2015 amounted to ¥265 million.

Intangible assets subject to amortization acquired during the fiscal year ended March 31, 2016 amounted to ¥231,602 million, which primarily consisted of ¥223,809 million of software and ¥6,479 million of customer relationships. The weighted average amortization periods for these assets are 6 years and 22 years, respectively. There is no significant residual value estimated for these assets. Intangible assets not subject to amortization acquired during the fiscal year ended March 31, 2016 amounted to ¥389 million.

For the fiscal years ended March 31, 2014, 2015 and 2016, the MUFG Group recognized ¥312 million, ¥677 million and ¥117,726 million, respectively, of impairment losses for intangible assets whose carrying amounts exceeded their fair value. In computing the amount of impairment losses, fair value was determined primarily based on the present value of expected future cash flows, the estimated value based on appraisals, or market prices.

The impairment loss for the fiscal year ended March 31, 2016 included a loss of ¥8,043 million relating to customer relationship under Trust Asset Business Group segment. The fair value of the customer relationship was calculated based on the present value of expected future cash flow, which could be affected by the amount of the assets under management and fluctuation of the markets. Estimated future cash flow of the above customer relationship was readjusted downwards due to instability of bond markets and large fluctuations of foreign exchange markets. Accordingly, the MUFG Group reevaluated customer relationship and recognized an impairment loss. Also, for the fiscal year ended March 31, 2016, the MUFG Group recognized an impairment loss of ¥8,923 million related to software for internal use.

The impairment loss for the fiscal year ended March 31, 2016 included a loss of ¥99,981 million relating to core deposit intangible acquired in connection with the merger with UFJ Holdings. The fair value of this core deposit intangible was calculated based on the present value of expected future cash flows in 2005. As a result of negative interest rate policy by the Bank of Japan, estimated future cost saving became negative due to the decrease of the spread between the interest rate of the core deposit funding and the decreased alternative interest rate of the market funding, and the estimated future cash flows were revised downwards. Accordingly, the MUFG Group reevaluated core deposit intangible and recognized impairment loss.

The estimated aggregate amortization expense for intangible assets for the next five fiscal years is as follows:

(in millions)
Fiscal year ending March 31:
2017	¥237,761
2018	204,469
2019	165,748
2020	128,532
2021	86,670